                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04003

                      Van Kampen Government Securities Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                 Jerry W. Miller
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 9/30

Date of reporting period: 6/30/08

Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN GOVERNMENT SECURITIES FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2008 (UNAUDITED)

PAR
AMOUNT
(000)      DESCRIPTION                                  COUPON     MATURITY          VALUE
--------   ------------------------------------------   ------   ------------   --------------
           MORTGAGE BACKED SECURITIES 34.1%
$    197   Federal Home Loan Mortgage                             04/01/29 to
              Corp. .................................    6.000%      04/01/31   $      200,528
      40   Federal Home Loan Mortgage
              Corp. .................................    6.500       03/01/26           41,719
   8,119   Federal Home Loan Mortgage                            03/01/20 to
              Corp. .................................    7.500      06/01/34         8,769,502
     593   Federal Home Loan Mortgage                            07/01/24 to
              Corp. .................................    8.000      10/01/31           643,058
  51,575   Federal Home Loan Mortgage
              Corp., July (a) .......................    5.000            TBA       49,423,343
  28,050   Federal Home Loan Mortgage
              Corp., July (a) .......................    5.500            TBA       27,633,626
  13,650   Federal Home Loan Mortgage
              Corp., July (a) .......................    6.500            TBA       14,070,161
   2,453   Federal National Mortgage                              02/01/09 to
              Association ...........................    6.000       02/01/18        2,523,224
  15,087   Federal National Mortgage                              09/01/08 to
              Association ...........................    6.500       01/01/34       15,680,096
  30,841   Federal National Mortgage                              08/01/14 to
              Association ...........................    7.000       06/01/35       32,609,304
   9,736   Federal National Mortgage                              09/01/08 to
              Association ...........................    7.500       12/01/32       10,472,533
   1,146   Federal National Mortgage                              10/01/24 to
              Association ...........................    8.000       04/01/32        1,241,488
      54   Federal National Mortgage                              01/01/22 to
              Association (FHA/VA)  .................    8.500       09/01/24           59,201
      16   Federal National Mortgage                              05/01/15 to
              Association ...........................   11.500       03/01/19           17,711
      71   Federal National Mortgage                              03/01/13 to
              Association ...........................   12.000       01/01/16           79,792
  28,975   Federal National Mortgage
              Association, July (a) .................    5.000            TBA       27,775,261
 129,575   Federal National Mortgage
              Association, July (a) .................    5.500            TBA      127,732,573
  19,950   Federal National Mortgage
              Association, July (a) .................    6.500            TBA       20,539,143
   8,500   Federal National Mortgage

              Association, July (a) .................    7.000            TBA        8,911,723
   1,119   Government National Mortgage
              Association ...........................    6.000       12/15/28        1,142,417
   1,915   Government National Mortgage                           06/15/23 to
              Association ...........................    6.500       02/15/29        1,990,755
   2,101   Government National Mortgage                           12/15/22 to
              Association ...........................    7.000       12/15/27        2,243,348
   1,975   Government National Mortgage                           04/15/17 to
              Association ...........................    7.500       08/15/28        2,125,656
   1,839   Government National Mortgage                           12/15/16 to
              Association ...........................    8.000       10/15/25        2,003,274
   1,100   Government National Mortgage                           05/15/16 to
              Association ...........................    8.500       12/15/21        1,208,998
     405   Government National Mortgage                           12/15/17 to
              Association ...........................    9.000       12/15/19          441,685
       3   Government National Mortgage                           01/15/10 to
              Association ...........................   11.000       11/15/20            3,607
     339   Government National Mortgage                           01/15/13 to
              Association ...........................   12.000       06/15/15          383,138
     117   Government National Mortgage                           05/15/10 to
              Association ...........................   12.500       06/15/15          132,465
     215   Government National Mortgage
              Association II ........................    6.000       04/20/29         219,539
                                                                                --------------
  TOTAL MORTGAGE BACKED SECURITIES ..................                              360,318,868
                                                                                --------------
           UNITED STATES TREASURY OBLIGATIONS 26.6%
  57,100   United States Treasury Bonds .............    5.250       11/15/28       61,913,359
  14,500   United States Treasury Bonds .............    8.125       08/15/21       19,814,032
   1,000   United States Treasury Bonds .............    8.750       05/15/17        1,347,579
   5,000   United States Treasury Bonds (b)..........    8.750       08/15/20        7,047,270
  34,000   United States Treasury Bonds .............    9.250       02/15/16       46,287,838
  11,000   United States Treasury Bonds .............   12.000       08/15/13       11,126,335
  24,565   United States Treasury Notes .............    3.875       02/15/13       25,186,814
  45,000   United States Treasury Notes .............    4.250       11/15/14       46,996,920
  57,000   United States Treasury Notes .............    4.750       05/15/14       61,123,608
                                                                                --------------
TOTAL UNITED STATES TREASURY OBLIGATIONS ............                              280,843,755
                                                                                --------------
           COLLATERALIZED MORTGAGE OBLIGATIONS 22.5%
   3,199   American Home Mortgage
              Assets (c) ............................    2.692       06/25/47        1,240,647
   5,258   American Home Mortgage
              Assets (c) ............................    2.712       09/25/46        2,843,224
   6,306   American Home Mortgage
              Assets (c) ............................    2.722       06/25/47        3,459,264

   5,063   American Home Mortgage
              Investment Trust (c) ..................    2.722       05/25/47        2,901,012
   5,731   Bear Stearns Mortgage Funding
              Trust (c) .............................    2.693       01/25/37        2,878,190
   6,720   Countrywide Alternative Loan
              Trust (c) .............................    2.622       04/25/47        4,733,846
   4,172   Countrywide Alternative Loan
              Trust (c) .............................    2.642       02/25/47        2,933,955
   4,915   Countrywide Alternative Loan
              Trust (c) .............................    2.713       07/25/46        2,696,421
   4,074   Countrywide Alternative Loan
              Trust (c) .............................    2.743       05/25/36        2,225,029
   4,079   Countrywide Alternative Loan
              Trust (c) .............................    2.753       07/25/46        2,230,103
  19,278   Countrywide Alternative Loan
              Trust (c)(d) ..........................    3.315       02/25/37          674,716
  51,624   Countrywide Alternative Loan
              Trust (c)(d) ..........................    3.782       12/20/46        1,986,597
  23,474   Countrywide Alternative Loan
              Trust (c)(d) ..........................    3.840       03/20/46          770,063
   5,523   Countrywide Home Loans (c)................    2.783       04/25/46        3,042,447
   3,785   Federal Home Loan Mortgage
              Corp. (REMIC) (c) .....................    2.632       09/25/45        3,723,588
  30,435   Federal Home Loan Mortgage
              Corp. (REMIC) (c) .....................    2.811       05/15/37       29,607,031
   9,283   Federal Home Loan Mortgage
              Corp. (REMIC) (c) .....................    2.921       10/15/36        9,084,154
   5,022   Federal Home Loan Mortgage
              Corp. (REMIC) (c) .....................    3.071       03/15/34        4,993,582
   6,406   Federal Home Loan Mortgage
              Corp. (REMIC) .........................    5.500       04/15/27        6,512,432
   2,697   Federal Home Loan Mortgage
              Corp. (REMIC) (d)(e) ..................    5.529       03/15/32          276,471
   2,564   Federal Home Loan Mortgage
              Corp. (STRIPS) (d) ....................    6.000       05/01/31          580,506
   2,485   Federal Home Loan Mortgage
              Corp. (REMIC) (d) .....................    6.500       05/15/33          530,255
   2,350   Federal Home Loan Mortgage
              Corp. (STRIPS) (d) ....................    6.500       04/01/28          622,117
   7,652   Federal National Mortgage
              Association (REMIC) (c) ...............    2.542       12/25/36        7,384,534
  24,100   Federal National Mortgage
              Association (REMIC) (c) ...............    2.543       12/25/36       23,291,812
   4,953   Federal National Mortgage
              Association (c) .......................    2.682       05/25/35        4,686,434

  17,737   Federal National Mortgage
              Association (REMIC) (c) ...............    2.822       06/25/37       17,254,816
   5,421   Federal National Mortgage
              Association (REMIC) (c) ...............    2.881       12/18/32        5,394,148
      33   Federal National Mortgage
              Association (REMIC) (c) ...............    2.950       03/25/09           33,045
   4,158   Federal National Mortgage
              Association (REMIC) (d)(e) ............    3.917       07/25/34          274,855
   3,351   Federal National Mortgage
              Association  ..........................    5.500       11/25/43        3,361,601
   5,671   Federal National Mortgage                              08/25/32 to
              Association (REMIC) (d) ...............    6.000       07/25/33          713,748
  20,250   Federal National Mortgage
              Association  ..........................    6.022       11/25/10       21,030,895
  11,360   Federal National Mortgage                              02/25/33 to
              Association (REMIC) (d) ...............    6.500       05/25/33        2,459,455
   2,208   Federal National Mortgage
              Association (REMIC) (d) ...............    7.000       04/25/33          441,793
   2,109   Government National Mortgage
              Association (d)(e) ....................    4.929       05/16/32          194,219
   2,240   Government National Mortgage
              Association (REMIC) (d)(e) ............    5.528       05/16/32          235,451
   6,693   Greenpoint Mortgage Funding
              Trust (c) .............................    2.713       01/26/37        3,574,705
   9,557   Greenpoint Mortgage Funding
              Trust (c)(d) ..........................    4.014       10/25/45          276,304
  12,831   Greenpoint Mortgage Funding
              Trust (c)d) ...........................    4.069       08/25/45          414,958
  15,807   Greenpoint Mortgage Funding
              Trust (c)(d) ..........................    4.225       06/25/45          508,830
      21   Harborview Mortgage Loan                               03/19/37 to
              Trust (f) .............................        *       07/19/47            2,738
   5,177   Harborview Mortgage Loan
              Trust (c) .............................    2.632       03/19/38        3,635,597
   7,290   Harborview Mortgage Loan                               11/19/36 to
              Trust (c) .............................    2.662       04/19/38        4,360,211
   4,684   Harborview Mortgage Loan
              Trust (c) .............................    2.731       08/21/36        2,686,520
  18,341   Harborview Mortgage Loan
              Trust (d)(g) ..........................    3.058       06/19/35          404,069
  23,546   Harborview Mortgage Loan
              Trust (d)(g) ..........................    3.089       03/19/37          754,213
  17,640   Harborview Mortgage Loan
              Trust (d)(g) ..........................    3.298       05/19/35          361,071
  28,099   Harborview Mortgage Loan
              Trust (d)(g) ..........................    3.573       01/19/36          785,898

  11,928   Harborview Mortgage Loan
              Trust (d)(g) ..........................    3.623       01/19/36          378,344
  38,249   Harborview Mortgage Loan
              Trust (d)(g) ..........................    3.753       07/19/47        1,177,347
   8,906   Harborview Mortgage Loan
              Trust (c) .............................    5.794       01/19/36        7,006,530
   4,346   Indymac Index Mortgage Loan
              Trust (c) .............................    2.862       10/25/36        2,799,464
  16,472   Indymac Index Mortgage Loan
              Trust (d)(g) ..........................    3.333       07/25/35          357,742
   3,399   Luminent Mortgage Trust (c)...............    2.723       10/25/46        1,942,753
   5,305   Residential Accredit Loans, Inc. (c)......    2.712       06/25/46        2,873,759
   6,952   Residential Accredit Loans, Inc. (c)......    2.752       02/25/46        3,783,160
   1,955   Structured Asset Mortgage
              Investments, Inc. (c) .................    2.672       02/25/36        1,449,309
   8,208   Structured Asset Mortgage
              Investments, Inc. (c) .................    2.693       01/25/37        4,729,334
   2,385   Structured Asset Mortgage
              Investments, Inc. (c) .................    2.713       07/25/36        1,293,035
   7,868   Washington Mutual, Inc. (c) .........         2.682       02/25/47        5,450,856
   3,016   Washington Mutual, Inc. (c) ..............    2.822       11/25/45        1,943,466
   2,522   Washington Mutual, Inc. (c) .........         2.842       07/25/45        1,626,727
  14,341   Washington Mutual, Inc. (c)(d) ...........    3.014       07/25/44          237,520
   7,989   Washington Mutual, Inc. (c)(d) ...........    3.071       06/25/44          139,813
  20,268   Washington Mutual, Inc. (c)(d) ...........    3.090       10/25/44          329,361
                                                                  04/25/46 to
   7,714   Washington Mutual, Inc. (c) ..............    4.467       05/25/46        5,303,520
                                                                                --------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ...........                              237,889,610
                                                                                --------------
           ADJUSTABLE RATE MORTGAGE BACKED SECURITIES 10.5%
   1,188   Federal Home Loan Mortgage
              Corp. .................................    5.395       07/01/34        1,204,312
   2,324   Federal Home Loan Mortgage
              Corp. .................................    6.006       08/01/34        2,376,035
   4,442   Federal National Mortgage
              Association ...........................    4.572       02/01/34        4,517,347
   2,980   Federal National Mortgage
              Association ...........................    4.605       06/01/20        2,996,456
     972   Federal National Mortgage
              Association ...........................    5.142       07/01/34          970,296
   7,411   Federal National Mortgage
              Association ...........................    5.782       03/01/36        7,569,738
   8,774   Federal National Mortgage
              Association ...........................    5.819       12/01/35        8,967,026

   8,915   Federal National Mortgage
              Association ...........................    5.832       10/01/35        9,112,056
   7,492   Federal National Mortgage
              Association ...........................    5.833       11/01/35        7,657,677
   6,654   Federal National Mortgage
              Association ...........................    5.872       03/01/36        6,803,077
     800   Federal National Mortgage
              Association ...........................    6.105       10/01/34          806,043
   4,754   Federal National Mortgage
              Association ...........................    6.143       03/01/36        4,825,248
   4,490   Federal National Mortgage
              Association ...........................    6.172       05/01/36        4,555,049
   1,143   Federal National Mortgage
              Association ...........................    6.183       10/01/34        1,157,204
   5,096   Federal National Mortgage
              Association ...........................    6.192       07/01/36        5,163,620
     716   Federal National Mortgage
              Association ...........................    6.221       09/01/34          727,348
   7,470   Federal National Mortgage
              Association ...........................    6.232       05/01/36        7,583,894
   6,406   Federal National Mortgage
              Association ...........................    6.247       05/01/36        6,501,160
  14,653   Federal National Mortgage
              Association ...........................    6.248       04/01/36       15,013,577
   9,237   Federal National Mortgage
              Association ...........................    6.302       04/01/36        9,406,764
   3,510   Federal National Mortgage
              Association ...........................    6.591       03/01/36        3,600,489
                                                                                --------------
TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES ....                              111,514,416
                                                                                --------------
           UNITED STATES GOVERNMENT AGENCY OBLIGATIONS 6.2%
  43,000   Federal Home Loan Bank ...................    3.000       04/15/09       43,060,587
  10,700   Federal National Mortgage
              Association ...........................    7.125       06/15/10       11,495,288
   9,155   Tennessee Valley Authority
              Ser G .................................    7.125       05/01/30       11,426,850
                                                                                --------------
TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS ...                               65,982,725
                                                                                --------------
           ASSET BACKED SECURITIES 0.3%
   3,443   Federal National Mortgage
              Association (REMIC) (c) ...............    3.365       05/28/35        2,909,688
     311   Federal National Mortgage
              Association (REMIC) (c) ...............    3.375       05/28/35          302,025
                                                                                --------------
TOTAL ASSET BACKED SECURITIES .......................                                3,211,713
                                                                                --------------
TOTAL LONG-TERM INVESTMENTS 100.2%
              (Cost $1,101,924,532) .................                            1,059,761,087
                                                                                --------------

DESCRIPTION                          CONTRACTS   EXPIRATION DATE   EXERCISE PRICE   MARKET VALUE
-----------                          ---------   ---------------   --------------   ------------
PURCHASED OPTIONS 0.2%
90-day EuroDollar Futures Call,
   September, 2009
   (Cost $1,818,545)                     2,102          09/14/09           96.750     $1,931,212
                                                                                      ----------

SHORT-TERM INVESTMENTS 25.4%
REPURCHASE AGREEMENTS 25.2%

Banc of America Securities ($80,932,212 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.50%,
   dated 06/30/08, to be sold on 07/01/08 at $80,937,833) .........................       80,932,212
Citigroup Global Markets, Inc. ($80,932,212 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 2.50%,
   dated 06/30/08, to be sold on 07/01/08 at $80,937,833) .........................       80,932,212
JPMorgan Chase & Co. ($24,279,664 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.60%, dated 06/30/08,
   to be sold on 07/01/08 at $24,281,417) .........................................       24,279,664
State Street Bank & Trust Co. ($79,978,912 par collateralized by U.S.
   Government obligations in a pooled cash account, interest rate of 1.85%,
   dated 06/30/08, to be sold on 07/01/08 at $79,983,022) .........................       79,978,912
                                                                                      --------------
TOTAL REPURCHASE AGREEMENTS .......................................................      266,123,000
                                                                                      --------------
UNITED STATES GOVERNMENT AGENCY OBLIGATION   0.2%
United States Treasury Bill ($2,600,000 par, yielding 1.980%, 10/09/08
   maturity)  (b) .................................................................        2,585,986
                                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS
   (Cost $268,708,986) ............................................................      268,708,986
                                                                                      --------------
TOTAL INVESTMENTS  125.8%
   (Cost $1,372,452,063) ..........................................................    1,330,401,285
FOREIGN CURRENCY  0.0%
   (Cost $67) .....................................................................              (68)
LIABILITIES IN EXCESS OF OTHER ASSETS  (25.7%) ....................................     (271,841,585)

WRITTEN OPTIONS  (0.1%) ...........................................................       (1,169,237)
                                                                                      --------------
NET ASSETS 100.0% .................................................................   $1,057,390,395
                                                                                      ==============

Percentages are calculated as a percentage of net assets.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

*    Zero coupon bond

(a)  Security purchased on a forward commitment basis.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

(c)  Floating Rate Coupon

(d)  IO - Interest Only

(e)  Inverse Floating Rate

(f)  PO - Principal Only

(g)  Variable Rate Coupon

FHA/VA - Federal Housing Administration/Department of Veterans Affairs

REMIC - Real Estate Mortgage Investment Conduits

STRIPS - Separate Trading of Registered Interest and Principal of Securities

TBA - To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

FUTURES CONTRACTS OUTSTANDING AS OF JUNE 30, 2008:

                                                                              UNREALIZED
                                                                            APPRECIATION/
                                                                CONTRACTS    DEPRECIATION
                                                                ---------   -------------
LONG CONTRACTS:
U.S. Treasury Notes 2-Year Futures, September 2008
   (Current Notional Value of $211,203 per contract) ........         290       $   1,451
U.S. Treasury Bond Futures, September 2008 (Current
   Notional Value of $115,594 per contract) .................         290         547,778
SHORT CONTRACTS:
EuroDollar Futures, March 2009 (Current Notional Value of
   $241,700 per contract) ...................................          62        (163,695)
EuroDollar Futures, December 2008 (Current Notional
   Value of $242,050 per contract) ..........................          70        (197,644)
EuroDollar Futures, September 2010 (Current Notional
   Value of $238,613 per contract) ..........................           4          (3,311)
EuroDollar Futures, March 2010 (Current Notional Value of
   $239,363 per contract) ...................................          28         (34,727)
EuroDollar Futures, December 2009 (Current Notional
   Value of $239,838 per contract) ..........................          37         (57,110)
EuroDollar Futures, September 2008 (Current Notional
   Value of $242,675 per contract) ..........................          78        (268,326)
EuroDollar Futures, September 2009 (Current Notional

   Value of $240,538 per contract) ..........................          56           4,450
EuroDollar Futures, June 2009 (Current Notional Value of
   $241,175 per contract) ...................................          56        (133,801)
EuroDollar Futures, June 2010 (Current Notional Value of
   $238,938 per contract) ...................................           6          (5,942)
U.S. Treasury Notes 10-Year Futures, September 2008
   (Current Notional Value of $113,922 per contract) ........       1,401        (168,280)
U.S. Treasury Notes 5-Year Futures, September 2008
   (Current Notional Value of $110,555 per contract) ........       1,376          93,617
Interest Rate Swap 10-Year Futures, September 2008
   (Current Notional Value of $109,953 per contract) ........          20         (48,792)
                                                                   ------       ---------
TOTAL FUTURES CONTRACTS .....................................       3,774       $(434,332)
                                                                   ======       =========

WRITTEN OPTIONS OUTSTANDING AS OF JUNE 30, 2008:

                                  EXERCISE   EXPIRATION   NUMBER OF
NAME OF ISSUER                      PRICE       DATE      CONTRACTS     PREMIUM        VALUE
--------------                    --------   ----------   ---------   -----------   -----------
90-day EuroDollar Futures Call,
   September, 2009                 $97.250     09/14/09       2,102   $(1,045,430)  $(1,169,237)
                                                              =====   ===========   ===========

SWAP AGREEMENTS OUTSTANDING AS OF JUNE 30, 2008:

INTEREST RATE SWAPS

                                           PAY/
                                          RECEIVE                        NOTIONAL
                                         FLOATING   FIXED   EXPIRATION    AMOUNT
COUNTERPARTY       FLOATING RATE INDEX     RATE      RATE      DATE        (000)       VALUE
------------       -------------------   --------   -----   ----------   --------   -----------
Bank of            USD-LIBOR BBA
   America, N.A.                         Pay        4.148%    06/09/13   $ 75,660   $  (293,658)
Bank of            USD-LIBOR BBA
   America, N.A.                         Pay        4.983     04/15/18     18,465      (137,195)
Bank of            USD-LIBOR BBA
   America, N.A.                         Pay        5.070     04/14/18     21,270       (91,886)
Bank of            USD-LIBOR BBA
   America, N.A.                         Pay        5.370     02/12/18     21,039       146,642
Bank of            USD-LIBOR BBA
   America, N.A.                         Receive    5.380     04/15/23     21,795        (7,410)
Bank of            USD-LIBOR BBA
   America, N.A.                         Receive    5.470     04/14/23     27,240       (76,544)
Bank of            USD-LIBOR BBA
   America, N.A.                         Pay        5.593     02/19/18     37,145       553,089
Bank of            USD-LIBOR BBA
   America, N.A.                         Receive    5.815     02/12/23     27,016      (336,890)
Bank of            USD-LIBOR BBA
   America, N.A.                         Receive    6.030     02/19/23     47,945      (881,709)
Citibank, N.A.,    USD-LIBOR BBA

   New York                              Pay        3.861     05/09/13      8,000      (123,663)
Citibank, N.A.,    USD-LIBOR BBA
   New York                              Pay        5.228     09/27/17     19,000     1,096,634
Citibank, N.A.,    USD-LIBOR BBA
   New York                              Pay        5.338     05/24/17     36,750     2,040,032
Deutsche Bank      EUR-EURIBOR
   AG, Frankfurt      Reuters            Receive    4.934     07/01/18     55,325       (47,038)
Deutsche Bank      EUR-EURIBOR
   AG, Frankfurt      Reuters            Pay        5.268     07/03/23     69,315      (168,065)
                   USD-Federal Funds-
Deutsche Bank      H.15-OIS-
   AG, New York    COMPOUND              Pay        2.075     06/17/09    358,845      (695,556)
Deutsche Bank      USD-LIBOR BBA
   AG, New York                          Receive    2.410     06/17/09    358,845       837,089
Goldman Sachs      USD-LIBOR BBA
   Capital
   Markets, L.P.                         Pay        5.341     05/24/17     36,900     2,056,590
Goldman Sachs      USD-LIBOR BBA
   International                         Pay        5.565     02/27/18     37,980       524,884
Goldman Sachs      USD-LIBOR BBA
   International                         Pay        5.630     02/28/18     75,125     1,212,517
Goldman Sachs      USD-LIBOR BBA
   International                         Receive    5.960     02/27/23     48,740      (800,798)
Goldman Sachs      USD-LIBOR BBA
   International                         Receive    6.035     02/28/23     96,390    (1,783,215)
JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        3.887     02/21/13     26,600       (84,142)
JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        4.070     05/16/13     74,235      (470,506)
JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Receive    4.408     05/01/18     81,300     1,509,835
JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        4.427     06/12/13     22,000       184,737
JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        4.663     02/21/18     15,000       206,531
JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        5.065     09/11/17     37,125     1,717,785
JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        5.359     05/23/17     21,000     1,199,903

JP Morgan          USD-LIBOR BBA
   Chase Bank,
   N.A.                                  Pay        5.720     07/19/17     26,300     2,657,259
Merrill Lynch      USD-LIBOR BBA
   Capital
   Services                              Pay        5.000     04/15/18     24,635      (167,764)
Merrill Lynch      USD-LIBOR BBA
   Capital
   Services                              Receive    5.395     04/16/23     30,625       (22,969)
                                                                                    -----------
TOTAL INTEREST RATE SWAPS ............                                              $ 9,754,517
                                                                                    ===========

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Government Securities Fund


By: /s/ Jerry W. Miller
    ----------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Jerry W. Miller
    ----------------------------------
Name: Jerry W. Miller
Title: Principal Executive Officer
Date: August 15, 2008


By: /s/ Stuart N. Schuldt
    ----------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: August 15, 2008